Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies [Abstract]
Commitments
	Rental	Bandwidth Purchases	Cooperation with Phoenix TV Group	Content Purchases	Property and Equipment, and Intangible Assets	Others	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB
2017	24,916	25,461	6,708	14,762	2,094	4,338	78,279
2018	7,932	273	12,506	15,144	—	245	36,100
2019	5,702	—	5,510	9,578	—	—	20,790
2020	4,812	—	—	283	—	—	5,095
2021 and thereafter	3,960	—	—	495	—	—	4,455
Total	47,322	25,734	24,724	40,262	2,094	4,583	144,719